Capital management (Tables)	12 Months Ended
Dec. 31, 2021
Capital management
Schedule of capital of the Company

The capital of the Company consists of items included in equity attributable to owners of the Company and debt, net of cash and cash equivalents as follows:

	December 31,	December 31,
	2021	2020
	$	$
Equity attributable to owners of the Company	169,249	201,000
Loans payable	80,804	99,383
	250,053	300,383
Less: Cash and cash equivalents	(34,929)	(71,473)
	215,124	228,910